Concentration and Risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Concentration and Risks (Details) [Line Items]
Short term investments (in Yuan Renminbi)	¥ 625,698	¥ 346,667
Cash and cash equivalents and short term investments percentage	67.24%	86.87%
Gross accounts receivable (in Yuan Renminbi)	¥ 29,116	¥ 23,202
Accounts receivables, percentage	70.40%	92.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration and Risks (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration and Risks (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%
Supplier One [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration and Risks (Details) [Line Items]
Concentration risk, percentage			12.60%
Supplier [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration and Risks (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%